LEASES (Details 1) - Leases - USD ($)	Jun. 30, 2024	Dec. 31, 2023
2024 (six months remaining)	$ 15,271	$ 27,717
2025	27,717	27,717
2026	27,717	27,717
2027	27,012	27,012
Thereafter	6,608	8,021
Total lease payments	104,325	118,184
Less : Imputed interest	(17,630)	(22,190)
Present value of lease liabilities	$ 86,695	$ 95,994